FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and marketable securities held in Trust Account	$ 518,212,824	$ 506,140,080	$ 500,125,470
Level 1 | Recurring
Assets:
Cash and marketable securities held in Trust Account		$ 506,140,080	$ 500,125,470